Other long-term liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other long-term liabilities
11.	Other long-term liabilities:

	2014	2013
Long term obligations under capital lease(a)	$214,458	$611,603
Deferred gain on sale-leasebacks(c)	57,627	—

Other long-term liabilities	272,085	611,603
Current portion	(18,543)	(38,930)

	$253,542	$572,673

(a)	Long-term obligations under capital lease:

The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the construction of certain vessels under existing shipbuilding contracts.

Under these arrangements, the Company has agreed to transfer the vessels to the lessors and, commencing on the delivery date of the vessels by the shipyard, lease the vessels back from the lessor over the applicable lease term. In the arrangements where the shipbuilding contracts are novated to the lessors, the lessors assume responsibility for the remaining payments under the shipbuilding contracts.

The leases are accounted for as capital leases. The vessels are recorded as an asset and the lease obligations are recorded as a liability.

In certain of the arrangements, the lessors are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term and supervises the vessels’ construction before the lease term begins. As a result, the Company is considered to be the primary beneficiary of the lessors and consolidates the lessors for financial reporting purposes. The terms of the leases are as follows:

(i)	Leases for five 4500 TEU vessels:

Under this lease financing arrangement, the Company had five leases with a subsidiary of a financial institution. The leases were five-year terms that commenced between October 2010 and August 2011. In December 2014, the Company negotiated an early termination of the lease financing structure and, through a series of agreements, regained legal title to the vessels. As a result, the Company paid the termination amounts, funded by cash and the $60,000,000 that was in a cash deposit account over which the lessor had a first priority interest, realized a net gain of $3,763,000 and wrote off deferred financing fees of $945,000.

(ii)	COSCO Pride—13100 TEU vessel:

Under this arrangement, the lessor has provided financing of $144,185,000. The term of the lease is 12 years beginning June 29, 2011, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 2.6% margin. At the end of the lease, the outstanding balance of up to $48,000,000 will be due and title of the vessel will transfer to the Company.

(iii)	COSCO Faith—13100 TEU vessel:

Under this arrangement, the lessor has provided financing of $109,000,000. The term of the lease is 12 years beginning March 14, 2012, which was the vessel’s delivery date. Lease payments include an interest component based on three month LIBOR plus a 3.0% margin. At the end of the lease, the Company will have the option to purchase the vessel from the lessor for $1.

As of December 31, 2014, the carrying value of the two vessels funded under remaining facilities was $315,600,000 (2013—7 vessels $766,321,000).

(b)	Based on maximum amounts funded, payments due to the lessors would be as follows:

2015	$20,226
2016	23,044
2017	23,387
2018	23,731
2019	24,101
Thereafter	146,794

261,283
Less amounts representing interest	(46,825)

$214,458

(c)	Deferred gain on sale-leaseback:

During 2014, the Company entered into lease financing arrangements with Asian special purpose companies (“SPCs”) for four 10000 TEU newbuilding vessels that are chartered to Mitsui O.S.K. Lines Ltd. (“MOL”). The lease financing arrangements are expected to provide gross financing proceeds of approximately $110,000,000 per vessel or $440,000,000 in total, upon delivery of the vessels. Under the lease financing arrangements, the Company will sell the vessels to the SPCs and lease the vessels back from the SPCs over a term of approximately 8.5 years, with an option to purchase the vessels at the end of the lease term for a pre-determined fair value purchase price. If the purchase option is not exercised, the lease term will be automatically extended for an additional two years.

During 2014, the Company financed three of the vessels through the lease financing arrangements, received gross proceeds of $330,000,000 and recorded a total deferred gain of $59,055,000 on the sale-leasebacks. The deferred gain will be recorded as a reduction of the related operating lease expense over 10.5 years, representing the initial lease term of 8.5 years plus the two year extension.